UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	July 31, 2019

WESTERN ASSET

SHORT DURATION INCOME ETF

WINC

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Short Duration Income ETF for the period since the Fund’s inception on February 7, 2019 through July 31, 2019.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 30, 2019

II	Western Asset Short Duration Income ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. Western Asset Short Duration Income ETF (the “Fund”) seeks current income. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in “investment grade” fixed income securities. Corporate debt securities, including notes, bonds, debentures and commercial paper, are fixed income securities usually issued by businesses to finance their operations. These securities may be secured or unsecured, may be issued by U.S. or foreign entities and may carry variable or floating rates of interest. The Fund may invest in Rule 144A securities. The Fund may also invest in other short-duration fixed-income securities, such as floating rate loans and structured debt and in cash or cash equivalents such as money market securities. Securities in which the Fund will invest will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities.

Although the Fund may invest in securities of any maturity, the Fund will normally maintain an effective durationi, of three years or less. Investment grade securities are those rated by a rating agency at the time of purchase in one of the top four ratings categories (e.g., BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, that we judge to be of comparable credit quality. The Fund may also invest up to 15% of its assets in fixed income securities that are below investment grade (e.g., BB+ or lower by S&P or Ba1 or lower by Moody’s). Below investment grade securities are commonly known as “junk bonds” or “high yield securities.”

The Fund may also invest up to 15% of its assets in mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”), including collateralized debt obligations (“CDOs”). The Fund may use derivatives, from time to time, in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and/or for other purposes.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value (“NAV”) and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “WINC” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

Western Asset Short Duration Income ETF 2019 Annual Report	1

Fund overview (cont’d)

Thank you for your investment in Western Asset Short Duration Income ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

August 30, 2019

RISKS: The Fund is newly organized, with a limited history of operations. All investments are subject to risk including the possible loss of principal. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed-income securities falls. High-yield securities include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks, including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The use of leverage may increase volatility and possibility of loss. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. Active management and diversification do not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

[i]

Effective duration is a duration calculation for bonds with embedded options. Effective duration takes into account that expected cash flows will fluctuate as interest rates change. Please note, duration measures the sensitivity of price (the value of principal) of a fixed-income investment to a change in interest rates.

2	Western Asset Short Duration Income ETF 2019 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of July 31, 2019 and does not include derivatives such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Income ETF 2019 Annual Report	3

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on February 1, 2019 and held for the six months ended July 31, 2019, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[4]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
4.82%	$1,000.00	$1,048.20	0.29%	$1.42	5.00%	$1,000.00	$1,023.36	0.29%	$1.45

4	Western Asset Short Duration Income ETF 2019 Annual Report

[1]	For the period February 7, 2019 (inception date) to July 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total fund return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (174), then divided by 365.

[4]	For the six months ended July 31, 2019.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short Duration Income ETF 2019 Annual Report	5

Spread duration (unaudited)

Economic exposure — July 31, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WASD	— Western Asset Short Duration

Benchmark	— Bloomberg Barclays U.S. Corporate 1-5 Year Index

6	Western Asset Short Duration Income ETF 2019 Annual Report

Effective duration (unaudited)

Interest rate exposure — July 31, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

WASD	— Western Asset Short Duration

Benchmark	— Bloomberg Barclays U.S. Corporate 1-5 Year Index

Western Asset Short Duration Income ETF 2019 Annual Report	7

Schedule of investments

July 31, 2019

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 82.8%
Communication Services — 8.5%
Diversified Telecommunication Services — 3.1%
AT&T Inc., Senior Notes	3.600%	7/15/25	$500,000	$520,077
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	260,000	274,625	(a)
Total Diversified Telecommunication Services				794,702
Media — 4.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	100,000	104,723
Discovery Communications LLC, Senior Notes	4.375%	6/15/21	250,000	257,929
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	20,000	20,885
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	640,000	754,452
Total Media				1,137,989
Wireless Telecommunication Services — 1.0%
Sprint Corp., Senior Notes	7.250%	9/15/21	230,000	246,963
Total Communication Services				2,179,654
Consumer Discretionary — 4.4%
Automobiles — 2.1%
Daimler Finance North America LLC, Senior Notes	2.850%	1/6/22	150,000	150,913	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	250,000	262,876
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	130,000	131,664
Total Automobiles				545,453
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	130,000	130,597
Household Durables — 1.0%
Lennar Corp., Senior Notes	2.950%	11/29/20	60,000	60,000
Lennar Corp., Senior Notes	8.375%	1/15/21	60,000	64,350
Newell Brands Inc., Senior Notes	3.850%	4/1/23	140,000	141,811
Total Household Durables				266,161
Multiline Retail — 0.3%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	80,000	82,491
Specialty Retail — 0.5%
Hertz Corp., Senior Notes	5.875%	10/15/20	120,000	120,036
Total Consumer Discretionary				1,144,738
Consumer Staples — 3.8%
Food Products — 1.0%
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	260,000	259,702	(a)

See Notes to Financial Statements.

8	Western Asset Short Duration Income ETF 2019 Annual Report

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — 2.8%
Altria Group Inc., Senior Notes	3.800%	2/14/24	$500,000	$520,524
Imperial Brands Finance PLC, Senior Notes	3.125%	7/26/24	200,000	199,565	(a)
Total Tobacco				720,089
Total Consumer Staples				979,791
Energy — 14.7%
Oil, Gas & Consumable Fuels — 14.7%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	120,000	123,752
Chesapeake Energy Corp., Senior Notes	7.000%	10/1/24	250,000	204,375
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	130,000	137,004
Concho Resources Inc., Senior Notes	4.375%	1/15/25	130,000	134,981
Continental Resources Inc., Senior Notes	4.500%	4/15/23	240,000	250,490
Ecopetrol SA, Senior Notes	5.875%	9/18/23	120,000	133,500
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	60,000	62,897
Energy Transfer Operating LP, Senior Notes	4.050%	3/15/25	250,000	260,129
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/24/25	250,000	270,630	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	100,000	102,371
Noble Energy Inc., Senior Notes	4.150%	12/15/21	130,000	133,998
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	115,000	114,465
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	60,000	59,025
Petroleos Mexicanos, Senior Notes	6.375%	2/4/21	150,000	155,175
Range Resources Corp., Senior Notes	5.000%	8/15/22	80,000	73,576
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	581,000	591,340
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	50,000	49,614
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	370,000	371,226
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	35,000	35,044
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	16,000	17,667
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	516,287
Total Energy				3,797,546
Financials — 22.2%
Banks — 16.2%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	207,402
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	350,000	384,575
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	202,339	(b)
BPCE SA, Senior Notes	3.000%	5/22/22	250,000	252,321	(a)
Citigroup Inc., Senior Notes	2.900%	12/8/21	200,000	202,256
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.125%	12/10/20	250,000	251,737
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	209,479	(a)

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2019 Annual Report	9

Schedule of investments (cont’d)

July 31, 2019

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Danske Bank A/S, Senior Notes	5.375%	1/12/24	$500,000	$544,269	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	200,000	202,745
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	199,723	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000	202,522	(a)
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	200,000	198,934	(b)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	3.988%	5/15/23	260,000	260,910	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.442%	10/19/21	200,000	199,884
UniCredit SpA, Senior Notes	6.572%	1/14/22	350,000	374,547	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	250,000	278,251	(a)(b)
Total Banks				4,171,894
Capital Markets — 0.6%
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	140,000	150,769
Consumer Finance — 1.5%
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	260,000	259,738
Synchrony Financial, Senior Notes	2.850%	7/25/22	130,000	130,061
Total Consumer Finance				389,799
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.950%	2/1/22	500,000	512,655
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	260,000	264,924
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	100,000	99,560	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	125,000	131,949	(a)
Total Diversified Financial Services				1,009,088
Total Financials				5,721,550
Health Care — 6.1%
Health Care Equipment & Supplies — 0.8%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	190,000	191,658
Health Care Providers & Services — 3.7%
CVS Health Corp., Senior Notes	3.350%	3/9/21	300,000	303,911
CVS Health Corp., Senior Notes	3.700%	3/9/23	560,000	577,781
Magellan Health Inc., Senior Notes	4.900%	9/22/24	80,000	80,000
Total Health Care Providers & Services				961,692

See Notes to Financial Statements.

10	Western Asset Short Duration Income ETF 2019 Annual Report

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — 1.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	$250,000	$280,000	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	140,000	131,383
Total Pharmaceuticals				411,383
Total Health Care				1,564,733
Industrials — 8.4%
Aerospace & Defense — 2.4%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	50,000	50,685	(a)
Boeing Co., Senior Notes	3.750%	2/1/50	50,000	50,288
Boeing Co., Senior Notes	3.950%	8/1/59	260,000	262,449
L3Harris Technologies Inc., Senior Notes	3.832%	4/27/25	250,000	263,749
Total Aerospace & Defense				627,171
Airlines — 2.1%
America West Airlines Pass-Through Trust	7.100%	4/2/21	86,166	88,715
American Airlines Group Inc. Pass-Through Trust	4.375%	10/1/22	29,753	30,330
Continental Airlines 2007-1 Class B Pass-Through Trust	6.903%	4/19/22	225,705	234,394
Continental Airlines Pass-Through Trust	9.558%	9/1/19	75	76
Continental Airlines Pass-Through Trust	6.250%	4/11/20	106,200	108,006
Continental Airlines Pass-Through Trust	9.798%	4/1/21	63,298	65,539
U.S. Airways Pass-Through Trust	6.750%	6/3/21	6,984	7,364
Total Airlines				534,424
Commercial Services & Supplies — 0.4%
Republic Services Inc., Senior Notes	2.500%	8/15/24	100,000	99,841	(d)
Industrial Conglomerates — 1.3%
General Electric Co., Senior Notes	2.700%	10/9/22	330,000	329,341
Trading Companies & Distributors — 2.2%
Air Lease Corp., Senior Notes	3.000%	9/15/23	250,000	251,291
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	320,000	334,095	(a)
Total Trading Companies & Distributors				585,386
Total Industrials				2,176,163
Information Technology — 5.0%
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	2.650%	1/15/23	70,000	68,990
Micron Technology Inc., Senior Notes	4.640%	2/6/24	250,000	263,536
Total Semiconductors & Semiconductor Equipment				332,526
Software — 0.8%
Microsoft Corp., Senior Notes	1.850%	2/6/20	200,000	199,598

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2019 Annual Report	11

Schedule of investments (cont’d)

July 31, 2019

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Technology Hardware, Storage & Peripherals — 2.9%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	$740,000	$760,876	(a)
Total Information Technology				1,293,000
Materials — 7.7%
Metals & Mining — 6.9%
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	200,000	204,438	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	250,000	255,908	(a)
ArcelorMittal, Senior Notes	6.250%	2/25/22	151,000	163,397
ArcelorMittal, Senior Notes	6.125%	6/1/25	460,000	518,364
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	195,750	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	240,000	249,677	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	130,000	136,387
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	60,000	62,402
Total Metals & Mining				1,786,323
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	5.000%	1/15/30	200,000	204,800	(a)
Total Materials				1,991,123
Real Estate — 1.0%
Equity Real Estate Investment Trusts (REITs) — 1.0%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	260,000	254,800
Utilities — 1.0%
Electric Utilities — 0.7%
Southern California Edison Co.	2.900%	3/1/21	100,000	100,391
Southern Co., Senior Notes	2.350%	7/1/21	70,000	69,795
Total Electric Utilities				170,186
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	40,000	40,930	(a)
Multi-Utilities — 0.2%
DTE Energy Co., Senior Notes	3.300%	6/15/22	50,000	50,948
Total Utilities				262,064
Total Corporate Bonds & Notes (Cost — $20,804,544)				21,365,162
Asset-Backed Securities — 7.0%
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	4.003%	1/17/30	250,000	247,077	(a)(b)
Parallel Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.850%)	4.128%	10/20/31	250,000	248,961	(a)(b)
Regatta Funding Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.450%)	3.728%	7/20/28	250,000	246,906	(a)(b)

See Notes to Financial Statements.

12	Western Asset Short Duration Income ETF 2019 Annual Report

Western Asset Short Duration Income ETF

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Shackleton CLO Ltd., 2013-3A BR (3 mo. USD LIBOR + 1.550%)	3.853%	7/15/30	$250,000	$246,996	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	4.059%	1/23/28	250,000	249,494	(a)(b)
Upgrade Receivables Trust, 2018-1A C	5.170%	11/15/24	550,000	558,995	(a)
Total Asset-Backed Securities (Cost — $1,789,795)				1,798,429
Sovereign Bonds — 4.2%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	140,000	120,540
Ecuador — 0.9%
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	200,000	224,000	(a)
Ghana — 0.8%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	200,000	211,025	(a)
Kenya — 0.8%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	200,000	212,113	(a)
Oman — 0.8%
Oman Government International Bond, Senior Notes	3.875%	3/8/22	200,000	199,077	(a)
South Africa — 0.5%
Republic of South Africa Government International Bond, Senior Notes	5.875%	5/30/22	120,000	127,647
Total Sovereign Bonds (Cost — $1,070,622)				1,094,402
U.S. Government & Agency Obligations — 2.4%
U.S. Government Obligations — 2.4%
U.S. Treasury Notes (Cost — $626,252)	2.375%	5/15/29	610,000	629,063
Collateralized Mortgage Obligations (e) — 2.4%
BX Trust, 2017-APPL D (1 mo. USD LIBOR + 2.050%)	4.375%	7/15/34	340,000	340,316	(a)(b)
CSMC Trust, 2017-CHOP D (1 mo. USD LIBOR + 1.900%)	4.225%	7/15/32	270,000	270,503	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $609,255)				610,819
Total Investments before Short-Term Investments (Cost — $24,900,468)				25,497,875

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2019 Annual Report	13

Schedule of investments (cont’d)

July 31, 2019

Western Asset Short Duration Income ETF

Security	Rate	Shares	Value
Short-Term Investments — 1.6%
BNY Mellon Cash Reserve Fund (Cost — $409,679)	0.850%	409,679	$409,679
Total Investments — 100.4% (Cost — $25,310,147)			25,907,554
Liabilities in Excess of Other Assets — (0.4)%			(106,389)
Total Net Assets — 100.0%			$25,801,165

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

USD	— United States Dollar

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	16	9/19	$3,437,746	$3,430,500	$(7,246)
U.S. Treasury 5-Year Notes	114	9/19	13,267,995	13,401,235	133,240
					125,994
Contracts to Sell:
U.S. Treasury 10-Year Notes	7	9/19	889,345	891,953	(2,608)
U.S. Treasury Long-Term Bonds	32	9/19	4,875,040	4,979,000	(103,960)

See Notes to Financial Statements.

14	Western Asset Short Duration Income ETF 2019 Annual Report

Western Asset Short Duration Income ETF

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra Long-Term Bonds	1	9/19	$171,319	$177,563	$(6,244)
					(112,812)
Net unrealized appreciation on open futures contracts					$13,182

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2019 Annual Report	15

Statement of assets and liabilities

July 31, 2019

Assets:
Investments, at value (Cost — $25,310,147)	$25,907,554
Interest receivable	259,522
Deposits with brokers for open futures contracts	52,658
Total Assets	26,219,734

Liabilities:
Payable for securities purchased	369,212
Payable to broker — variation margin on open futures contracts	43,002
Investment management fee payable	6,355
Total Liabilities	418,569
Total Net Assets	$25,801,165

Net Assets:
Par value (Note 5)	$10
Paid-in capital in excess of par value	24,999,990
Total distributable earnings (loss)	801,165
Total Net Assets	$25,801,165

Shares Outstanding	1,000,000

Net Asset Value	$25.80

See Notes to Financial Statements.

16	Western Asset Short Duration Income ETF 2019 Annual Report

Statement of operations

For the Period Ended July 31, 2019†

Investment Income:
Interest	$518,430

Expenses:
Investment management fee (Note 2)	35,168
Total Expenses	35,168
Net Investment Income	483,262

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	209,758
Futures contracts	(105,494)
Net Realized Gain	104,264
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	597,407
Futures contracts	13,182
Change in Net Unrealized Appreciation (Depreciation)	610,589
Net Gain on Investments and Futures Contracts	714,853
Increase in Net Assets From Operations	$1,198,115

†	For the period February 7, 2019 (inception date) to July 31, 2019.

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2019 Annual Report	17

Statement of changes in net assets

For the Period Ended July 31,	2019(a)

Operations:
Net investment income	$483,262
Net realized gain	104,264
Change in net unrealized appreciation (depreciation)	610,589
Increase in Net Assets From Operations	1,198,115

Distributions to Shareholders From (Note 1):
Total distributable earnings	(396,950)
Decrease in Net Assets From Distributions to Shareholders	(396,950)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,000,000 shares issued)	25,000,000
Increase in Net Assets From Fund Share Transactions	25,000,000
Increase in Net Assets	25,801,165

Net Assets:
Beginning of period	—
End of period	$25,801,165

(a)	For the period February 7, 2019 (inception date) to July 31, 2019.

See Notes to Financial Statements.

18	Western Asset Short Duration Income ETF 2019 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
2019[1,2]

Net asset value, beginning of period	$25.00

Income from operations:
Net investment income	0.48
Net realized and unrealized gain	0.72
Total income from operations	1.20

Less distributions from:
Net investment income	(0.40)
Total distributions	(0.40)

Net asset value, end of period	$25.80
Total return, based on NAV[3]	4.82%

Net assets, end of period (000s)	$25,801

Ratios to average net assets:
Gross expenses[4]	0.29%
Net expenses[4]	0.29
Net investment income[4]	3.99

Portfolio turnover rate[5]	54%

[1]	For the period February 7, 2019 (inception date) to July 31, 2019.
[2]	Per share amounts have been calculated using the average shares method.
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Western Asset Short Duration Income ETF 2019 Annual Report	19

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on

20	Western Asset Short Duration Income ETF 2019 Annual Report

which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset Short Duration Income ETF 2019 Annual Report	21

Notes to financial statements (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$21,365,162	—	$21,365,162
Asset-Backed Securities	—	1,798,429	—	1,798,429
Sovereign Bonds	—	1,094,402	—	1,094,402
U.S. Government & Agency Obligations	—	629,063	—	629,063
Collateralized Mortgage Obligations	—	610,819	—	610,819
Total Long-Term Investments	—	25,497,875	—	25,497,875
Short-Term Investments†	—	409,679	—	409,679
Total Investments	—	$25,907,554	—	$25,907,554
Other Financial Instruments:
Futures Contracts	$133,240	—	—	$133,240
Total	$133,240	$25,907,554	—	$26,040,794

22	Western Asset Short Duration Income ETF 2019 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$120,058	—	—	$120,058

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

Western Asset Short Duration Income ETF 2019 Annual Report	23

Notes to financial statements (cont’d)

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

24	Western Asset Short Duration Income ETF 2019 Annual Report

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of July 31, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind

Western Asset Short Duration Income ETF 2019 Annual Report	25

Notes to financial statements (cont’d)

securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current period, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is the Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s sub-subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible

26	Western Asset Short Duration Income ETF 2019 Annual Report

for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.29% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Western Asset monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended July 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$36,571,920	$1,500,367
Sales	12,678,830	874,345

During the period ended July 31, 2019, there were no in-kind transactions (Note 5).

Western Asset Short Duration Income ETF 2019 Annual Report	27

Notes to financial statements (cont’d)

At July 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$25,311,548	$657,555	$(61,549)	$596,006
Futures contracts	—	133,240	(120,058)	13,182

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2019.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$133,240

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$120,058

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended July 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(105,494)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$13,182

28	Western Asset Short Duration Income ETF 2019 Annual Report

During the period ended July 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$13,127,160
Futures contracts (to sell)	5,859,396

5. Fund share transactions

At July 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the period ended July 31, 2019, was as follows:

2019
Distributions paid from:
Ordinary income	$396,950

As of July 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$207,853
Other book/tax temporary differences(a)	(15,876)
Unrealized appreciation (depreciation)(b)	609,188
Total accumulated earnings (losses) — net	$801,165

(a)	Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes on unrealized gains (losses) on certain futures contracts.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

7. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as

Western Asset Short Duration Income ETF 2019 Annual Report	29

Notes to financial statements (cont’d)

eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

30	Western Asset Short Duration Income ETF 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Western Asset Short Duration Income ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Short Duration Income ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of July 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 7, 2019 (commencement of operations) through July 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations, changes in its net assets, and the financial highlights for the period February 7, 2019 (commencement of operations) through July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopersLLP

Baltimore, Maryland

September 17, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

Western Asset Short Duration Income ETF 2019 Annual Report	31

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset”) provides day-to-day management of the Fund’s portfolio, and the sub-sub-advisory agreements pursuant to which Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Pte. Ltd. In Singapore (“Western Asset Singapore” and collectively with Western Asset, Western Asset London and Western Asset Japan, the “Sub-Advisers”) provide certain sub-sub-advisory services relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. (The management agreement, sub-advisory agreement and sub-sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement, sub-advisory agreement and sub-sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Advisers under the respective Agreements. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by

32	Western Asset Short Duration Income ETF

the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Advisers were committed to providing the resources necessary to assist the Fund’s portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

Because the Fund had not commenced operations and the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Agreements during the meeting. The Trustees discussed with representatives of the Manager the investment strategy and process to be employed by the Manager and the Sub-Advisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the

Western Asset Short Duration Income ETF	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Sub-Advisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Agreements.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will pay all fund expenses, other than the Contractual Management Fee and certain other expenses, and will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

Management also discussed with the Board the Fund’s proposed distribution arrangements, including how the Fund’s distributor would market the Fund. The Board received and considered information regarding the maximum charges associated with creations and redemptions for cash and estimated standard transaction fees to be imposed by the Fund in connection with effecting purchases or redemptions of Creation Units. Additionally, the Board received and considered information about the Fund’s fees and expenses, along with information about management fees and operating expenses of other funds, including exchange-traded funds that do not have a unitary fee structure such as that proposed for the Fund, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds.

Manager profitability

Because the Fund had not commenced operations and the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider the profitability of the Manager and the Sub-Advisers and their affiliates in providing services to the Fund as a factor in evaluating the Agreements during the meeting.

34	Western Asset Short Duration Income ETF

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative expense information and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Agreements.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Agreements.

Western Asset Short Duration Income ETF	35

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Short Duration Income ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Dwight B. Crane

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during the past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)

Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

36	Western Asset Short Duration Income ETF

Independent Trustees† (cont’d)

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

Stephen R. Gross*

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	93
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	93
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Western Asset Short Duration Income ETF	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during the past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

38	Western Asset Short Duration Income ETF

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 141 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	132
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Western Asset Short Duration Income ETF	39

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel— U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

40	Western Asset Short Duration Income ETF

Additional Officers (cont’d)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202

Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during the past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Western Asset Short Duration Income ETF	41

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*

Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees on this Board and an additional Board within the Legg Mason fund complex, which is reflected in the “Number of funds in fund complex overseen by Trustee”.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

42	Western Asset Short Duration Income ETF

Western Asset

Short Duration Income ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Short Duration Income ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Western Asset Short Duration Income ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF542460 9/19 SR19-3704

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2018 and July 31, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in July 31, 2018 and $20,000 in July 31, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2018 and $0 in July 31, 2019.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in July 31, 2018 and $0 in July 31, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason ETF Investment Trust, were $0 in July 31, 2018 and $0 in July 31, 2019.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for July 31, 2018 and July 31, 2019; Tax Fees were 100% and 100% for July 31, 2018 and July 31, 2019; and Other Fees were 100% and 100% for July 31, 2018 and July 31, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $472,645 in July 31, 2018 and $463,523 in July 31, 2019.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date: September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date: September 23, 2019

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: September 23, 2019